FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 16,000,000		€ 18,000,000
Current derivatives assets	63,000,000		39,000,000
Derivative financial assets	79,000,000		57,000,000
Non-current derivatives liabilities	10,000,000		41,000,000
Current derivative liabilities	26,000,000		46,000,000
Derivatives liabilities	36,000,000		87,000,000
Payment for forward purchase currency bought-out before maturity	(29,000,000)	€ 2,000,000
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1,000,000		3,000,000
Current derivative liabilities	7,000,000		6,000,000
Derivatives liabilities	8,000,000		9,000,000
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0		0
Current derivative liabilities	1,000,000		1,000,000
Derivatives liabilities	1,000,000		1,000,000
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	2,000,000		4,000,000
Current derivative liabilities	16,000,000		28,000,000
Derivatives liabilities	18,000,000		32,000,000
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	7,000,000		34,000,000
Current derivative liabilities	2,000,000		11,000,000
Derivatives liabilities	9,000,000		45,000,000
Currency net debt derivatives | Forward purchase contracts versus EURO
Disclosure of detailed information about financial instruments [line items]
Forward purchase currency bought-out before maturity	325,000,000
Payment for forward purchase currency bought-out before maturity	27,000,000
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	8,000,000		1,000,000
Current derivatives assets	42,000,000		18,000,000
Derivative financial assets	50,000,000		19,000,000
Energy future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0		0
Current derivatives assets	1,000,000		0
Derivative financial assets	1,000,000		0
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1,000,000		1,000,000
Current derivatives assets	3,000,000		1,000,000
Derivative financial assets	4,000,000		2,000,000
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	7,000,000		16,000,000
Current derivatives assets	17,000,000		17,000,000
Derivative financial assets	24,000,000		33,000,000
Margin call
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0		0
Current derivatives assets	0		3,000,000
Derivative financial assets	€ 0		€ 3,000,000